Discontinued Operations - Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Current assets held for sale from discontinued operations	$ 0	$ 20,292
Current liabilities:
Current liabilities held for sale from discontinued operations	$ 0	101,418
JDIL | Discontinued Operations, Held-for-sale
Current assets:
Cash and cash equivalents		15,701
Restricted cash, current		3,357
Other current assets, net		1,234
Current assets held for sale from discontinued operations		20,292
Property and equipment, net		860
Intangible assets, net		121,025
Goodwill		433,184
Total assets held for sale from discontinued operations		575,361
Current liabilities:
Protected incentive plan liability, current		15,436
Deferred revenue		68,611
Other current liabilities		17,371
Current liabilities held for sale from discontinued operations		101,418
Protected incentive plan liability, non-current		15,824
Deferred tax liability		15,286
Other liabilities		3,366
Total liabilities held for sale from discontinued operations		$ 135,894